CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	$ 9,791	¥ 61,412	¥ 41,226	¥ 71,289
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation of previously held equity interest	(3,896)	(24,436)	(770)	(18,603)
Gain on disposals of equity investees	(474)	(2,971)	(536)	(3,089)
Realized and unrealized gain related to investment securities	(11)	(70)	(5,488)	(906)
Change in fair value of other assets and liabilities	225	1,415	(759)	84
(Gain) Loss on disposals of subsidiaries	(2)	(14)	35	(26,913)
Depreciation and amortization of property and equipment and land use rights	1,401	8,789	5,284	3,770
Amortization of intangible assets and licensed copyrights	2,109	13,231	9,008	3,278
Tax benefits from share-based awards			(1,369)	(1,120)
Share-based compensation expense	3,201	20,075	15,995	16,082
Impairment of cost method investees and investment securities	290	1,816	2,298	1,864
Impairment of goodwill and licensed copyrights	207	1,295	857	455
(Gain) Loss on disposals of property and equipment	(15)	(95)	34	(11)
Amortization of restructuring reserve	42	264	264	264
Share of results of equity investees	3,315	20,792	5,027	1,730
Deferred income taxes	156	976	281	1,226
Allowance for doubtful accounts	97	610	1,680	483
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Escrow receivables	(103)	(643)	(2,528)
Prepayments, receivables and other assets	(2,355)	(14,765)	(8,237)	(4,504)
Income tax payable	1,054	6,610	4,698	1,237
Escrow money payable	103	643	2,528
Accrued expenses, accounts payable and other liabilities	3,692	23,158	5,312	7,757
Merchant deposits	221	1,389	875	113
Deferred revenue and customer advances	907	5,690	4,611	2,350
Net cash provided by operating activities	19,955	125,171	80,326	56,836
Cash flows from investing activities:
Decrease (Increase) in short-term investments, net	(117)	(730)	5,761	4,619
Decrease (Increase) in restricted cash	(19)	(121)	452	746
Decrease in trading securities, net			1,229	9
Payments for settlement of forward exchange contracts	(94)	(582)	(256)
Acquisitions of available-for-sale and other investment securities	(1,892)	(11,872)	(4,669)	(15,363)
Disposals of available-for-sale and other investment securities	1,152	7,223	4,354	2,177
Acquisitions of equity investees	(8,568)	(53,742)	(39,429)	(37,625)
Disposals of equity investees	986	6,185	4,941	10,021
Acquisitions of:
Land use rights and construction in progress	(642)	(4,027)	(5,326)	(5,407)
Other property and equipment, intangible assets and licensed copyrights	(4,114)	(25,809)	(12,220)	(5,438)
Cash paid for business combinations, net of cash acquired	(83)	(520)	(33,454)	(1,495)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(4)	(27)	250	4,890
Loans to employees, net of repayments	21	132	3	35
Net cash used in investing activities	(13,374)	(83,890)	(78,364)	(42,831)
Cash flows from financing activities:
Issuance of ordinary shares, including repayment of loan and interest receivable on employee loans for the exercise of ordinary shares	65	399	14,607	693
Repurchase of ordinary shares			(13,182)	(19,795)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(2,173)	(13,627)
Payment for settlement of contingent consideration	(123)	(770)
Subscription of rights for Partner Capital Investment Plan			87
Dividend paid by a non-wholly owned subsidiary to noncontrolling interests	(18)	(112)	(163)	(3)
Capital injection from noncontrolling interests	180	1,124	1,543	56
Tax benefits from share-based awards			689	725
Proceeds from current bank borrowings	4,088	25,645	68,296	28,208
Repayment of current bank borrowings	(4,758)	(29,844)	(67,169)	(26,349)
Proceeds from non-current bank borrowings	188	1,179	28,381	765
Repayment of non-current bank borrowings	(91)	(570)	(175)	(146)
Proceeds from unsecured senior notes	7,304	45,817
Repayment of unsecured senior notes	(1,371)	(8,602)
Upfront fee payment for a revolving credit facility	(45)	(280)
Net cash (used in) provided by financing activities	3,246	20,359	32,914	(15,846)
Effect of exchange rate changes on cash and cash equivalents	(967)	(6,067)	2,042	466
(Decrease) Increase in cash and cash equivalents	8,860	55,573	36,918	(1,375)
Cash and cash equivalents at beginning of year	22,915	143,736	106,818	108,193
Cash and cash equivalents at end of year	31,775	199,309	143,736	106,818
Supplemental disclosures of cash flow information:
Payment of income taxes		10,058	9,652	6,465
Payment of interest		2,884	2,465	1,560
Business combinations:
Cash paid for business combinations		(17,300)	(41,836)	(3,055)
Cash acquired in business combinations		16,780	8,382	1,560
Cash paid for business combinations, net of cash acquired	$ (83)	¥ (520)	¥ (33,454)	(1,495)
Restructuring of equity investments				¥ 6,202